Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 25,365	$ 24,323
Other real estate owned	3,878	3,919
Impairment charges on available-for-sale securities	5,327	3,611
Accrued expenses	399	137
Net unrealized gains on available for sale investment securities	24,235
Other	4,816	5,549
Total deferred tax assets	64,020	37,539
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(20,729)	(21,529)
Net unrealized gains on available for sale investment securities		(36,156)
Identified intangible assets and goodwill	(18,051)	(18,133)
Other	(11,476)	(10,182)
Total deferred tax liabilities	(50,256)	(86,000)
Net deferred tax asset (liability)	$ 13,764	$ (48,461)